UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23937

JOHN HANCOCK CQS MULTI ASSET CREDIT FUND

(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116 (Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE

TREASURER

200 BERKELEY STREET

BOSTON, MA 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 543-9634

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

ITEM 1. REPORT TO STOCKHOLDERS.

Semiannual report
John Hancock
CQS Multi Asset Credit Fund
Closed-end alternative
April 30, 2026

John Hancock
CQS Multi Asset Credit Fund

2	Your fund at a glance
3	Portfolio summary
5	Consolidated Fund’s investments
16	Consolidated financial statements
19	Consolidated financial highlights
20	Notes to consolidated financial statements
29	Additional information
30	Evaluation of advisory and subadvisory agreements by the Board of Trustees
36	More information
1	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND | SEMIANNUAL REPORT

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks to generate a return comprised of both current income and capital appreciation, emphasizing current income with low volatility and low correlation to the broader markets.
AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/2026 (%)

The Intercontinental Exchange (ICE) Bank of America (BofA) 0-3 Month U.S. Treasury Bill Index tracks the performance of Treasury bills maturing in zero to three months.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-6020. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	2

Portfolio summary
PORTFOLIO COMPOSITION AS OF 4/30/2026 (% of net assets)

QUALITY COMPOSITION AS OF 4/30/2026 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 4-30-26 and do not reflect subsequent downgrades or upgrades, if any.
3	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |

COUNTRY COMPOSITION AS OF 4/30/2026 (% of net assets)
United States	26.5
United Kingdom	20.3
Ireland	18.3
Luxembourg	12.8
Germany	6.7
France	5.3
Canada	3.0
Austria	1.8
Netherlands	1.5
South Africa	1.0
Other countries	2.8
TOTAL	100.0
| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	4

Consolidated Fund’s investments
AS OF 4-30-26 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Corporate bonds 34.9%					$29,216,712
(Cost $28,591,627)
Communication services 1.0%					839,385
Media 1.0%
Arqiva Broadcast Finance PLC	8.625	07-01-30	GBP	201,000	234,085
Virgin Media O2 Vendor Financing Notes V DAC	7.875	03-15-32	GBP	500,000	605,300
Consumer discretionary 2.9%					2,474,329
Broadline retail 0.1%
HSE Investment Sarl (6 month EURIBOR + 6.000%) (A)	8.124	10-15-29	EUR	73,156	83,027
Diversified consumer services 0.2%
Kapla Holding SAS (3 month EURIBOR + 3.000%) (A)(B)	5.290	04-30-33	EUR	115,000	135,435
Hotels, restaurants and leisure 1.7%
888 Acquisitions, Ltd.	10.750	05-15-30	GBP	124,000	165,372
Betclic Everest Group SAS	5.125	12-10-31	EUR	105,000	123,511
Pinnacle Bidco PLC	10.000	10-11-28	GBP	139,000	197,159
Punch Finance PLC	7.875	12-30-30	GBP	100,000	137,272
Stonegate Pub Company Financing PLC	10.750	07-31-29	GBP	620,000	849,183
Household durables 0.2%
Miller Homes Group Finco PLC	7.000	05-15-29	GBP	142,000	183,863
Textiles, apparel and luxury goods 0.7%
CT Investment GmbH	6.375	04-15-30	EUR	500,000	599,507
Consumer staples 1.5%					1,270,734
Consumer staples distribution and retail 1.4%
Bellis Acquisition Company PLC	8.125	05-14-30	GBP	420,000	528,534
Market Bidco Finco PLC	8.750	01-31-31	GBP	500,000	644,891
Food products 0.1%
Sigma Holdco BV	8.625	04-15-31	EUR	100,000	97,309
Financials 23.5%					19,625,172
Banks 10.3%
Bank of Cyprus Holdings PLC (11.875% to 12-21-28, then 5 Year EURIBOR ICE Swap Rate + 9.126%) (C)	11.875	06-21-28	EUR	200,000	266,959
Bank of Montreal (6.875% to 11-26-30, then 5 Year CMT + 2.976%)	6.875	11-26-85		500,000	511,663
5	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Banque Internationale a Luxembourg SA (7.250% to 3-7-31, then 5 Year EURIBOR ICE Swap Rate + 5.111%) (C)	7.250	09-07-30	EUR	600,000	$732,388
Barclays PLC (8.500% to 12-15-30, then 5 Year British Pound Swap Rate + 4.881%) (C)	8.500	06-15-30	GBP	500,000	713,472
Barclays PLC (9.625% to 6-15-30, then 5 Year SOFR ICE Swap Rate + 5.775%) (C)	9.625	12-15-29		469,000	523,385
BAWAG Group AG (7.250% to 3-18-30, then 5 Year EURIBOR ICE Swap Rate + 5.052%) (C)	7.250	09-18-29	EUR	600,000	741,769
CCF Holding SAS (9.250% to 12-12-29, then 5 Year Euro Swap Rate + 6.631%) (C)	9.250	06-12-29	EUR	400,000	514,889
Close Brothers Group PLC (11.125% to 5-29-29, then 5 Year United Kingdom Gilt Rate + 7.039%) (C)	11.125	11-29-28	GBP	500,000	721,975
MBH Bank Nyrt (5.250% to 1-29-29, then 3 month EURIBOR + 3.000%)	5.250	01-29-30	EUR	607,000	714,485
Raiffeisen Bank International AG (7.375% to 6-15-30, then 5 Year EURIBOR ICE Swap Rate + 5.232%) (C)	7.375	12-15-29	EUR	600,000	743,826
Royal Bank of Canada (6.750% to 8-24-30, then 5 Year CMT + 2.815%)	6.750	08-24-85		500,000	508,845
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)	5.375	11-18-30		582,000	558,494
Societe Generale SA (6.750% to 4-6-28, then 5 Year U.S. Swap Rate + 3.929%) (C)	6.750	04-06-28		268,000	269,886
The Bank of Nova Scotia (7.350% to 4-27-30, then 5 Year CMT + 2.903%)	7.350	04-27-85		500,000	517,572
The Toronto-Dominion Bank (7.250% to 7-31-29, then 5 Year CMT + 2.977%)	7.250	07-31-84		500,000	519,414
Capital markets 4.6%
Deutsche Bank AG (7.125% to 4-30-31, then 5 Year EURIBOR ICE Swap Rate + 4.600%) (C)	7.125	10-30-30	EUR	600,000	735,260
Investec PLC (10.500% to 2-28-30, then 5 Year United Kingdom Gilt Rate + 6.566%) (C)	10.500	08-28-29	GBP	552,000	824,485
Thulite SA (D)	10.670	07-04-44	EUR	2,000,000	2,294,485
Consumer finance 0.8%
PRA Group Europe Holding II Sarl	6.250	09-30-32	EUR	450,000	518,133
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	6

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Consumer finance (continued)
PRA Group, Inc. (E)	8.875	01-31-30		156,000	$161,413
Financial services 5.4%
Aareal Bank AG (9.875% to 7-31-30, then 5 Year CMT + 5.068%) (C)	9.875	07-31-30		600,000	631,551
Deutsche Pfandbriefbank AG (7.125% to 10-4-30, then 5 Year EURIBOR ICE Swap Rate + 4.859%)	7.125	10-04-35	EUR	400,000	449,498
Deutsche Pfandbriefbank AG (5 Year EURIBOR ICE Swap Rate + 5.383%) (A)(C)	8.474	04-28-28	EUR	600,000	587,998
ION Platform Finance SARL	6.500	09-30-30	EUR	500,000	489,333
Kane Bidco, Ltd.	7.750	07-15-31	GBP	500,000	682,678
OSB Group PLC (7.750% to 5-25-31, then 5 Year United Kingdom Gilt Rate + 3.801%) (C)	7.750	11-25-30	GBP	500,000	673,037
Paragon Banking Group PLC (7.500% to 8-5-33, then 5 Year United Kingdom Gilt Rate + 3.198%) (C)	7.500	02-05-33	GBP	297,000	391,877
Sherwood Financing PLC	9.625	12-15-29	GBP	469,000	632,422
Insurance 2.4%
Convex Group, Ltd. (6.500% to 1-21-36, then 5 Year CMT + 3.361%)	6.500	01-21-46		500,000	493,818
Lancashire Holdings, Ltd. (5.625% to 9-18-31, then 5 Year CMT + 5.080%)	5.625	09-18-41		500,000	490,835
LV Bonds PLC (5 Year United Kingdom Gilt Rate + 5.630%) (A)	9.440	05-22-43	GBP	165,000	224,981
RL Finance Bonds No.6 PLC (10.125% to 11-25-33, then 5 Year United Kingdom Gilt Rate + 6.344%) (C)	10.125	05-25-33	GBP	500,000	784,346
Health care 3.7%					3,060,018
Biotechnology 1.7%
Cidron Aida Finco Sarl	9.125	10-27-31	GBP	500,000	651,203
Grifols SA	7.500	05-01-30	EUR	604,000	735,923
Health care providers and services 0.1%
Ephios Subco 3 Sarl	7.875	01-31-31	EUR	100,000	123,755
Pharmaceuticals 1.9%
Cheplapharm Arzneimittel GmbH	6.750	02-15-32	EUR	1,100,000	1,290,776
LSF12 Pillar Investments US, Inc. (B)	5.750	05-15-33	EUR	114,000	133,796
Nidda Healthcare Holding GmbH (3 month EURIBOR + 3.250%) (A)	5.234	10-15-32	EUR	106,000	124,565
Industrials 0.9%					760,574
Commercial services and supplies 0.9%
Albion Financing 1 Sarl	5.375	05-21-30	EUR	100,000	119,494
7	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
BCP V Modular Services Finance II PLC	6.125	11-30-28	GBP	500,000	$641,080
Materials 0.7%					592,514
Chemicals 0.7%
Maxam Prill Sarl	6.000	07-15-30	EUR	500,000	592,514
Real estate 0.7%					593,986
Real estate management and development 0.7%
CPI Property Group SA (4.875% to 11-16-26, then 5 Year Euro Swap Rate + 5.733% to 11-16-31, then 5 Year Euro Swap Rate + 5.983% to 11-16-46, then 5 Year Euro Swap Rate + 6.733%) (C)	4.875	08-18-26	EUR	432,000	486,394

CPI Property Group SA (7.500% to 6-24-31, then 5 Year EURIBOR ICE Swap Rate + 5.232% to 6-24-36, then 5 Year EURIBOR ICE Swap Rate + 5.482% to 6-24-46, then 5 Year EURIBOR ICE Swap Rate + 6.232%) (C)	7.500	03-26-31	EUR	100,000	107,592
Term loans (F) 31.3%					$26,178,849
(Cost $27,231,629)
Communication services 3.8%					3,203,867
Entertainment 1.6%
International Entertainment JJCO US LLC, USD 1st Lien Term Loan B (3 month CME Term SOFR + 3.000%)	6.663	04-29-32		99,252	99,004
Oak-Eagle Acquireco, Inc., EUR Term Loan B (G)	TBD	03-24-33	EUR	1,000,000	1,172,922
Oak-Eagle Acquireco, Inc., USD Term Loan B (G)	TBD	03-24-33		39,853	39,863
Playtika Holding Corp., 2021 Term Loan B1 (1 month CME Term SOFR + 2.750%)	6.517	03-13-28		48,117	46,206
Interactive media and services 0.0%
MH Sub I LLC, 2023 Term Loan (1 month CME Term SOFR + 4.250%)	7.902	05-03-28		45,596	41,907
Media 2.2%
Directv Financing LLC, 2024 Term Loan (3 month CME Term SOFR + 5.250%)	9.175	08-02-29		407,928	408,630
Nexstar Media, Inc., 2025 Term Loan B5 (1 month CME Term SOFR + 2.500%)	6.152	06-28-32		99,250	99,030
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	8

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Zephyr Bidco, Ltd., 2025 GBP Term Loan B3 (1 month SONIA + 4.750%)	8.480	07-20-28	GBP	1,000,000	$1,296,305
Consumer discretionary 6.7%					5,566,423
Diversified consumer services 2.3%
Adonis SAS, 2024 EUR Term Loan B (6 month EURIBOR + 4.000%)	6.139	11-14-31	EUR	1,000,000	772,719
Eagle Bidco, Ltd., 2025 EUR Term Loan B (1 month EURIBOR + 3.500%)	5.510	02-29-32	EUR	1,000,000	1,176,584
Hotels, restaurants and leisure 1.7%
Financiere Pax SAS, 2025 EUR Repriced Term Loan B (3 month EURIBOR + 3.500%)	5.635	12-31-29	EUR	1,000,000	1,156,597
Station Casinos LLC, 2024 Term Loan B (G)	TBD	03-14-31		250,000	250,560
Leisure products 0.1%
Recess Holdings, Inc., 2025 Repriced Term Loan (3 month CME Term SOFR + 3.750%)	7.417	02-20-30		107,466	107,902
Specialty retail 1.4%
PetSmart LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 4.000%)	7.652	08-18-32		493,573	495,118
Restoration Hardware, Inc., Term Loan B (1 month CME Term SOFR + 2.500%)	6.267	10-20-28		182,911	180,001
Victra Holdings LLC, 2025 Term Loan B (3 month CME Term SOFR + 3.750%)	7.450	03-29-29		457,488	454,057
Textiles, apparel and luxury goods 1.2%
Breitling Financing Sarl, 2021 EUR Term Loan B (6 month EURIBOR + 3.900%)	6.024	10-25-28	EUR	1,000,000	972,885
Consumer staples 3.6%					3,036,778
Consumer staples distribution and retail 1.2%
Market Bidco, Ltd., 2024 EUR Term Loan B (3 month EURIBOR + 4.500%)	6.511	11-04-30	EUR	900,000	1,049,134
Food products 2.4%
Alltech, Inc., 2025 Term Loan (1 month CME Term SOFR + 4.250%)	8.017	08-13-30		493,727	494,809
Artisan Newco BV, 2025 EUR Repriced Term Loan B (3 month EURIBOR + 3.500%)	5.575	04-05-32	EUR	989,866	1,156,308
9	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products (continued)
Froneri US, Inc., 2024 USD Term Loan B4 (6 month CME Term SOFR + 2.250%)	5.877	09-30-31		227,956	$226,044
Nourish Buyer I, Inc., 2026 Repriced Term Loan B (3 month CME Term SOFR + 4.000%)	7.669	07-09-32		99,750	100,249
Primary Products Finance LLC, 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.250%)	6.929	04-01-29		10,260	10,234
Energy 1.5%					1,217,717
Oil, gas and consumable fuels 1.5%
EG America LLC, 2026 Term Loan B (G)	TBD	02-10-31		45,652	45,652
EG Finco, Ltd., 2026 EUR Term Loan B (1 month EURIBOR + 3.500%)	5.510	02-10-31	EUR	1,000,000	1,172,065
Financials 3.2%					2,690,092
Capital markets 0.1%
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	6.152	07-31-31		108,130	107,288
Consumer finance 0.5%
NorthAB LLC, 2025 Repriced Term Loan B (3 month CME Term SOFR + 2.500%)	6.200	11-23-28		448,310	417,210
Financial services 1.8%
First Eagle Holdings, Inc., Term Loan (3 month CME Term SOFR + 3.500%)	7.200	08-16-32		335,451	334,381
Inception Finco Sarl, 2025 EUR Repriced Term Loan (3 month EURIBOR + 3.250%)	5.377	04-09-31	EUR	1,000,000	1,179,095
Insurance 0.8%
Acrisure LLC, 2024 1st Lien Term Loan B6 (1 month CME Term SOFR + 3.000%)	6.652	11-06-30		350,240	344,111
Asurion LLC, 2025 Term Loan B13 (3 month CME Term SOFR + 4.250%)	7.913	09-19-30		308,007	308,007
Health care 0.1%					88,536
Health care equipment and supplies 0.1%
Hopper Merger Sub, Inc., 2026 USD Term Loan B (3 month CME Term SOFR + 2.250%)	5.924	04-07-33		89,037	88,536
Industrials 9.2%					7,699,517
Aerospace and defense 0.0%
TransDigm, Inc., 2026 Term Loan N (G)	TBD	02-13-33		4,869	4,876
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	10

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies 6.9%
Albion Financing 3 Sarl, 2025 EUR Term Loan (3 month EURIBOR + 3.000%)	5.204	05-21-31	EUR	1,000,000	$1,178,837
Allied Universal Holdco LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 3.250%)	6.902	08-20-32		99,500	99,742
HomeServe USA Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.000%)	5.661	10-21-30		490,000	488,927
OCS Group Holdings, Ltd., 2026 GBP Term Loan B5 (G)	TBD	11-28-31	GBP	1,000,000	1,355,647
Prime Security Services Borrower LLC, 2025 Incremental Term Loan B (1 month CME Term SOFR + 1.750%)	5.407	03-07-32		248,120	245,252
Shilton Bidco, Ltd., 2025 EUR Term Loan B (3 month EURIBOR + 3.750%)	5.877	01-11-30	EUR	1,000,000	1,170,164
Techem Verwaltungsgesellschaft 675 mbH, 2025 EUR Term Loan B (3 month EURIBOR + 3.250%)	5.231	07-15-32	EUR	1,000,000	1,179,882
TruGreen LP, 2020 Term Loan (1 month CME Term SOFR + 4.000%)	7.752	11-02-27		54,952	52,314
Construction and engineering 0.6%
Flynn Canada, Ltd., Term Loan B (1 month CME Term SOFR + 4.500%)	8.267	07-31-28		473,510	464,040
Ground transportation 0.1%
Beacon Mobility Corp., 2026 Term Loan (3 month CME Term SOFR + 2.750%)	6.450	08-06-30		68,799	68,971
Machinery 0.6%
Brown Group Holding LLC, 2022 Incremental Term Loan B2 (1 and 3 month CME Term SOFR + 2.500%)	6.162	07-01-31		22,290	22,399
Brown Group Holding LLC, Term Loan B (1 month CME Term SOFR + 2.500%)	6.152	07-01-31		492,393	494,579
Professional services 1.0%
Grant Thornton Advisors LLC, 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.402	06-02-31		187,835	181,809
Impala Bidco 0, Ltd., GBP Term Loan (6 month SONIA + 5.250%)	8.977	06-08-28	GBP	1,000,000	517,085
SS&C Technologies, Inc., 2024 Term Loan B8 (G)	TBD	05-09-31		175,000	174,993
11	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology 3.1%					$2,615,606
IT services 0.0%
Sonicwall US Holdings, Inc., 2023 Term Loan (3 month CME Term SOFR + 5.000%)	8.700	05-18-28		119,299	36,014
Software 2.0%
Claudius Finance Sarl, 2025 EUR Term Loan B5 (3 month EURIBOR + 2.750%)	4.900	07-10-28	EUR	1,000,000	1,140,435
Finastra USA, Inc., 2025 USD Term Loan (3 month CME Term SOFR + 3.750%)	7.421	09-15-32		42,959	40,831
Ivanti Software, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 4.750%)	8.411	06-01-29		11,057	7,326
McAfee Corp., 2024 USD 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	6.652	03-01-29		342,872	301,299
Rocket Software, Inc., 2023 USD Term Loan B (1 month CME Term SOFR + 3.750%)	7.402	11-28-28		170,953	162,819
Sophos Holdings LLC, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.500%)	7.267	03-05-27		47,879	46,275
Technology hardware, storage and peripherals 1.1%
IN Smart Identity France SAS, 2024 EUR Term Loan B (3 month EURIBOR + 4.000%)	6.127	09-29-28	EUR	750,000	880,607
Materials 0.1%					60,313
Containers and packaging 0.1%

Sword Purchaser LLC, USD Term Loan B (1 month CME Term SOFR + 4.000%)	7.652	04-11-33		62,206	60,313
Collateralized mortgage obligations 9.1%					$7,554,960
(Cost $7,394,669)
U.S. Government Agency 9.1%					7,554,960
FARM Mortgage Trust
Series 2024-2, Class B (E)(H)	5.563	08-01-54		2,849,046	2,529,635
Federal Home Loan Mortgage Corp.
Series 2020-DNA1, Class B2 (30 day Average SOFR + 5.364%) (A)(E)	9.010	01-25-50		1,750,000	1,942,500

Series 2021-DNA2, Class B2 (30 day Average SOFR + 6.000%) (A)(E)	9.645	08-25-33		2,500,000	3,082,825
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	12

	Rate (%)	Maturity date		Par value^	Value

Asset-backed securities 19.6%					$16,399,518
(Cost $15,531,900)
Asset-backed securities 19.6%					16,399,518
Ares European CLO XIII DAC
Series 13X, Class E (3 month EURIBOR + 6.350%) (A)	8.588	07-20-32	EUR	2,850,000	3,362,202
Blackrock European CLO III DAC
Series 3X, Class ER (3 month EURIBOR + 6.130%) (A)	8.368	07-19-35	EUR	2,000,000	2,339,344
Cairn CLO XII DAC
Series 2020-12X, Class FR (3 month EURIBOR + 9.240%) (A)	11.444	07-15-34	EUR	1,500,000	1,642,968
FIGRE Trust
Series 2023-HE2, Class CE (E)(H)	5.152	05-25-53		1,377,072	1,722,781
Harvest CLO XXIX DAC
Series 29A, Class ER (3 month EURIBOR + 6.270%) (A)(E)	8.474	07-15-37	EUR	2,860,000	3,263,904
Providus CLO V DAC
Series 5A, Class ER (3 month EURIBOR + 5.200%) (A)(E)	7.184	11-15-39	EUR	2,400,000	2,787,997
Voya Euro CLO II DAC
Series 2X, Class ER (3 month EURIBOR + 6.020%) (A)	8.224	07-15-35	EUR	1,100,000	1,280,322

	Yield (%)	Shares	Value
Short-term investments 4.6%			$3,828,077
(Cost $3,828,077)
Short-term funds 4.6%			3,828,077
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.5859(I)	3,828,077	3,828,077

Total investments (Cost $82,577,902) 99.5%	$83,178,116
Other assets and liabilities, net 0.5%	436,010
Total net assets 100.0%	$83,614,126

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
13	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Security purchased or sold on a when-issued or delayed-delivery basis.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $15,491,055 or 18.5% of the fund’s net assets as of 4-30-26.
(F)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	The rate shown is the annualized seven-day yield as of 4-30-26.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	14

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	870,056	EUR	750,000	SSB	5/11/2026	—	$(10,428)
USD	43,644,260	EUR	37,000,000	SSB	5/20/2026	$188,673	—
USD	398,297	GBP	300,000	SSB	5/11/2026	—	(9,926)
USD	12,183,217	GBP	9,000,000	SSB	5/20/2026	—	(63,339)
						$188,673	$(83,693)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
At 4-30-26, the aggregate cost of investments for federal income tax purposes was $84,490,033. Net unrealized depreciation aggregated to $1,206,937, of which $503,930 related to gross unrealized appreciation and $1,710,867 related to gross unrealized depreciation.
See Notes to consolidated financial statements regarding investment transactions and other derivatives information.
15	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Consolidated financial statements
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES 4-30-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $82,577,902)	$83,178,116
Unrealized appreciation on forward foreign currency contracts	188,673
Cash	198,298
Foreign currency, at value (Cost $2,212,202)	2,209,680
Collateral segregated at custodian for OTC derivative contracts	45,848
Dividends and interest receivable	916,909
Receivable for investments sold	840,801
Other assets	36,282
Total assets	87,614,607
Liabilities
Unrealized depreciation on forward foreign currency contracts	83,693
Payable for investments purchased	3,423,569
Payable for delayed-delivery securities purchased	268,196
Payable to affiliates
Investment management fees	66,074
Accounting and legal services fees	4,570
Trustees’ fees	439
Other liabilities and accrued expenses	153,940
Total liabilities	4,000,481
Net assets	$83,614,126
Net assets consist of
Paid-in capital	$85,704,815
Total distributable earnings (loss)	(2,090,689)
Net assets	$83,614,126

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class I ($83,614,126 ÷ 4,296,798 shares)	$19.46
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CQS Multi Asset Credit Fund	16

CONSOLIDATED STATEMENT OF OPERATIONS For the six months ended 4-30-26 (unaudited)

Investment income
Interest	$2,866,091
Dividends	54,783
Total investment income	2,920,874
Expenses
Investment management fees	515,713
Accounting and legal services fees	7,832
Transfer agent fees	15,696
Trustees’ fees	29,502
Custodian fees	20,313
State registration fees	16,171
Printing and postage	8,181
Professional fees	242,133
Other	9,520
Total expenses	865,061
Less expense reductions	(134,714)
Net expenses	730,347
Net investment income	2,190,527
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	481,488
Forward foreign currency contracts	(649,589)
(168,101)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(910,979)
Forward foreign currency contracts	(404,217)
(1,315,196)
Net realized and unrealized loss	(1,483,297)
Increase in net assets from operations	$707,230
17	JOHN HANCOCK CQS Multi Asset Credit Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-26 (unaudited)	Year ended 10-31-25
Increase (decrease) in net assets
From operations
Net investment income	$2,190,527	$4,968,945
Net realized loss	(168,101)	(832,692)
Change in net unrealized appreciation (depreciation)	(1,315,196)	1,495,979
Increase in net assets resulting from operations	707,230	5,632,232
Distributions to shareholders
From earnings
Class I	(2,744,277)	(6,531,325)
Total distributions	(2,744,277)	(6,531,325)
From fund share transactions	2,744,310	6,534,613
Total increase	707,263	5,635,520
Net assets
Beginning of period	82,906,863	77,271,343
End of period	$83,614,126	$82,906,863
SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK CQS Multi Asset Credit Fund	18

CONSOLIDATED FINANCIAL HIGHLIGHTS

CLASS I SHARES Period ended	4-30-26[1]	10-31-25	10-31-24[2]
Per share operating performance
Net asset value, beginning of period	$19.94	$20.18	$20.00
Net investment income[3]	0.52	1.24	0.46
Net realized and unrealized gain (loss) on investments	(0.35)	0.16	0.12
Total from investment operations	0.17	1.40	0.58
Less distributions
From net investment income	(0.65)	(1.64)	(0.40)
Net asset value, end of period[4]	$19.46	$19.94	$20.18
Total return (%)[5]	0.87[6]	7.25	2.92[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$84	$83	$77
Ratios (as a percentage of average net assets):
Expenses before reductions	2.10[7]	2.54	3.11[8]
Expenses including reductions	1.77[7]	1.77	1.75[8]
Net investment income	5.31[7]	6.21	6.26[7]
Portfolio turnover (%)	27	70	28

[1]	Period ended 4-30-26. Unaudited.
[2]	Period from 6-18-24 (commencement of operations) to 10-31-24.
[3]	Based on average daily shares outstanding.
[4]	The fund is a continuously offered closed-end fund, the shares of which are offered at net asset value. No secondary market for the fund’s shares exists.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
19	JOHN HANCOCK CQS Multi Asset Credit Fund | SEMIANNUAL REPORT	SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Notes to consolidated financial statements (unaudited)
Note 1—Organization
John Hancock CQS Multi Asset Credit Fund (the fund) is a continuously offered, closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to generate a return comprised of both current income and capital appreciation, emphasizing current income with low volatility and low correlation to the broader markets.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Consolidated statement of assets and liabilities. Shares may be purchased through brokers, dealers, investment advisers, banks and other intermediaries that have entered into selling agreements with John Hancock Investment Management Distributors LLC or as otherwise set forth in the fund’s prospectus. The fund’s shares are not listed on any securities exchange and it is not anticipated that a secondary market for fund’s shares will develop. The fund is operated as an “interval fund” and, in order to provide a degree of liquidity to shareholders, the fund will make regular offers to repurchase between 5% and 25% of its outstanding Class I shares at the current net asset value per share, on a quarterly basis, pursuant to Rule 23c-3 under the 1940 Act.
Basis of consolidation. The accompanying consolidated financial statements include the accounts of John Hancock Multi Asset Credit Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on July 26, 2024, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by CQS (US), LLC (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). As of April 30, 2026, the net assets of the subsidiary were $1,861,147 representing 2.23% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments include positions of the fund and the subsidiary.
Note 2—Significant accounting policies
The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the consolidated financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
| JOHN HANCOCK CQS Multi Asset Credit Fund	20

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of April 30, 2026, by major security category or type:
	Total value at 4-30-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Corporate bonds	$29,216,712	—	$26,922,227	$2,294,485
Term loans	26,178,849	—	26,178,849	—
Collateralized mortgage obligations	7,554,960	—	7,554,960	—
Asset-backed securities	16,399,518	—	16,399,518	—
Short-term investments	3,828,077	$3,828,077	—	—
Total investments in securities	$83,178,116	$3,828,077	$77,055,554	$2,294,485
Derivatives:
Assets
Forward foreign currency contracts	$188,673	—	$188,673	—
Liabilities
Forward foreign currency contracts	(83,693)	—	(83,693)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Corporate bonds
Balance as of 10-31-25	$2,260,347
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	34,138
21	JOHN HANCOCK CQS Multi Asset Credit Fund |

Corporate bonds
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 4-30-26	$2,294,485
Change in unrealized appreciation (depreciation) at period end[1]	$34,138

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Consolidated statement of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 4-30-26	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Corporate bonds	$2,294,485	Market approach	Bid-ask spread	EUR -0.75	EUR -0.75
*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
A change to unobservable inputs of the fund’s Level 3 securities as of April 30, 2026 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Bid-ask spread	Variable	Variable
When-issued/delayed-delivery securities. The fund may purchase or sell securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues on debt securities until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk, and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.
| JOHN HANCOCK CQS Multi Asset Credit Fund	22

The fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.
At April 30, 2026, the fund had $60,633 in unfunded loan commitments outstanding.
Mortgage and asset-backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.  The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g., FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
23	JOHN HANCOCK CQS Multi Asset Credit Fund |

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of October 31, 2025, the fund has a short-term capital loss carryforward of $456,341 and a long-term capital loss carryforward of $35,660 available to offset future net realized capital gains. These carryforwards do not expire.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends monthly. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s consolidated financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, amortization and accretion on debt securities, derivative transactions and non-deductible start up costs.
Note 3—Derivative instruments
The fund or its subsidiary may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
| JOHN HANCOCK CQS Multi Asset Credit Fund	24

Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund or its subsidiary may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Consolidated Fund’s investments, or if cash is posted, on the Consolidated statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Consolidated statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended April 30, 2026, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates. The fund held forward foreign currency contracts with USD notional values ranging from $57.1 million to $57.7 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund and its subsidiary at April 30, 2026 by risk category:
Risk	Consolidated statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	$188,673	$(83,693)
25	JOHN HANCOCK CQS Multi Asset Credit Fund |

Effect of derivative instruments on the Consolidated statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2026:
Consolidated statement of operations location - Net realized gain (loss) on:
Risk	Forward foreign currency contracts
Currency	$(649,589)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended April 30, 2026:
Consolidated statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Forward foreign currency contracts
Currency	$(404,217)
Note 4—Guarantees and indemnifications
Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock  Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as distributor and principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a fee, accrued daily and paid monthly, at an annual rate of as follows: (a) 1.250% of the first $250 million of the fund’s average daily net assets; (b) 1.200% of the next $500 million of the fund’s average daily net assets; and (c) 1.175% of the fund’s average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with CQS (US), LLC, an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee for the fund or, if necessary, make payment to the fund, in an amount equal to the amount by which “Other expenses” of the fund incurred in the ordinary course of the fund’s business, exceed 0.51% of average daily net assets of the fund. “Other expenses” means all the
| JOHN HANCOCK CQS Multi Asset Credit Fund	26

expenses of the fund, excluding: the management fees; interest expenses; 12b-1 fees; any cashiering or other investment servicing fees; litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the fund; taxes; short dividends; acquired fund fees and expenses, which are based on indirect net expenses associated with the fund’s investments in underlying investment companies; class specific expenses; portfolio brokerage commissions; expenses related to, or incurred by, special purpose vehicles or other subsidiaries of the fund held directly or indirectly by the fund; expenses, including legal expenses, related to investments of the fund; and expenses, including legal expenses, related to co-investment transactions involving the fund. This agreement expires on February 28, 2027, unless renewed by mutual agreement of the Advisor and the fund based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $134,714 for the six months ended April 30, 2026.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2026, were equivalent to a net annual effective rate of 0.92% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the six months ended April 30, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates.
Co-investment. Pursuant to an Exemptive Order issued by the SEC, the fund is permitted to negotiate certain investments with entities with which it would be restricted from doing so under the 1940 Act, such as the Subadvisor and its affiliates. The fund is permitted to co-invest with affiliates if certain conditions are met. Under the order, the fund will be permitted to co-invest with affiliates if a “required majority” (as defined in the 1940 Act) of the fund’s independent Trustees make certain conclusions in connection with a co-investment transaction,including that (1) the terms of the transactions, including the consideration to be paid, are reasonable and fair to the fund and its shareholders and do not involve overreaching of the fund or its shareholders by any person concerned and (2) the transaction is consistent with the interests of shareholders and is consistent with the fund’s investment objective and strategies. During the six months ended April 30, 2026, the fund did not enter into any investments pursuant to this exemptive order.
Note 6—Fund share transactions
The fund currently accepts purchases of shares on a daily basis. Transactions in fund shares for the six months ended April 30, 2026 and for the year ended October 31, 2025 were as follows:
	Six Months Ended 4-30-26		Year Ended 10-31-25
	Shares	Amount	Shares	Amount
Class I shares
Sold	2	$33	30	$3,288
Issued pursuant to Dividend Reinvestment Plan	139,787	2,744,277	326,942	6,531,325
Net increase	139,789	$2,744,310	326,972	$6,534,613
Total net increase	139,789	$2,744,310	326,972	$6,534,613
Affiliates of the fund owned 100% of shares of Class I on April 30, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
27	JOHN HANCOCK CQS Multi Asset Credit Fund |

The fund is operated as an “interval fund” and, in order to provide a degree of liquidity to the shareholders of the fund (“shareholders”), the fund has adopted a fundamental policy pursuant to Rule 23c-3 under the 1940 Act, to make regular offers to repurchase between 5% and 25% of its outstanding Class I Shares at the current net asset value (“NAV”) per share. Quarterly repurchase offers will occur in the months of March, June, September and December. Notices of each quarterly repurchase offer are sent to shareholders of the fund of record at least 21 days before the repurchase request deadline. The date on which the repurchase price for shares is determined will occur no later than the 14th day after the repurchase request deadline (or the next business day, if the 14th day is not a business day). The repurchase request deadline is the latest date on which shareholders wishing to tender shares for repurchase in response to a repurchase offer can tender their shares. There is no minimum number of shares that must be tendered before the fund will honor repurchase requests. However, the fund’s Board of Trustees set for each repurchase offer a maximum percentage of shares that may be repurchased by the fund. In the event a repurchase offer by the fund is oversubscribed, the fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding Shares of the fund. The fund conducted quarterly repurchase offers during the six months ended April 30, 2026. The fund offered to repurchase shares up to 5% of the aggregate of its issued and outstanding shares at a price equal to the net asset value as of the valuation date for the repurchase offers on December 1, 2025 and March 2, 2026. No shares were tendered for repurchase.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $25,148,971 and $20,814,779, respectively, for the six months ended April 30, 2026.
Note 8—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Consolidated statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated statement of operations, which includes “Increase (decrease) in net assets from operations”, Consolidated statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Consolidated financial highlights, which includes total return and income and expense ratios.
Note 10—Subsequent event
At its meeting held on June 22, 2026, the Board of Trustees of the Trust (the Board) approved the closing and liquidation of the fund pursuant to a Plan of Liquidation approved by the Board. The fund will not accept orders to purchase shares of the fund from new or existing investors beginning on or about June 23, 2026 except that automatic reinvestment of distributions will be permitted. On or about September 30, 2026 (the Liquidation Date), the fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed and cancelled as of the close of business on the Liquidation Date.
| JOHN HANCOCK CQS Multi Asset Credit Fund	28

ADDITIONAL INFORMATION

Unaudited
The fund is a continuously offered, diversified, closed-end management investment company, common shares of which were initially offered to the public on June 18, 2024.
Dividends and distributions
During the six months ended April 30, 2026, distributions from net investment income totaling $0.6514 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:
Payment Date	Income Distributions
November 25, 2025	$0.1550
December 31, 2025	0.1660
January 30, 2026	0.0800
February 27, 2026	0.0561
March 31, 2026	0.0979
April 30, 2026	0.0964
Total	$0.6514
Shareholder communication and assistance
If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:
Regular Mail:
John Hancock Alts
P.O.Box 219285
Kansas City, MO 64121-9285
Registered or Overnight Mail:
John Hancock Alts
801 Pennsylvania Ave
Suite 219285
Kansas City, MO 64105-1307
If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.
29	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock CQS Multi Asset Credit Fund (the fund) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) with CQS (US), LLC (the Subadvisor) for the fund. The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on February 24, 2026, the Board, including the Independent Trustees, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor, with respect to the fund. In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data (as well as information on the limitations of such comparable data given the structure of the fund and composition of its holdings and use of leverage), performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fund fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the February meeting and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including but not limited to conditions and trends prevailing generally in the economy and markets, the securities markets, and the industry) and did not treat any single factor as determinative. Each Trustee may have attributed different
| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	30

weights to different factors. The Board’s conclusions were informed by its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations over time.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, information regarding the Advisor’s compliance and regulatory history, including its Form ADV, and other information. The Board also noted that on a regular basis it receives and reviews information from the fund’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered, among other things, the significant risks assumed by the Advisor in connection with the services to be provided to the fund including entrepreneurial risk in sponsoring funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management of other funds in the John Hancock Fund Complex and the quality of the performance of the Advisor’s duties with respect to those funds, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of other trusts in the John Hancock Fund Complex.
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the affairs and subadvisory relationships for the fund and for other funds in the John Hancock Fund Complex, the Advisor’s oversight and monitoring of the subadvisor’s investment performance and compliance programs, such as the subadvisor’s compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor’s timeliness in responding to performance and other issues;
(b)	the background, qualifications, and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the fund’s operations and investor experience with the fund; and
31	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |

(g)	the Advisor’s reputation and experience in serving as an investment advisor to the fund and other funds in the John Hancock Fund Complex, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on, for example, the end date selected and the structure and specific investment strategies of the peer funds.  The Board noted that the fund outperformed its benchmark index for the one-year period ended December 31, 2025, and for the period since inception. The Board also noted that the fund outperformed its peer group median for the one-year period ended December 31, 2025, and for the period since inception. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one-year periods ended December 31, 2025, and for the period since inception. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index and peer group median. The Board noted the relatively recent inception period of the fund and Management’s discussion of the fund’s structure, portfolio holdings and use of leverage compared to peers.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund, in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a peer group of  funds chosen by the independent third-party provider. The Board considered the limitations on the data presented in light of, for example, the structure and specific investment strategies of peers, including the use of leverage. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that contractual management fees for the fund are higher than the peer group median and net total expenses for the fund are lower than the peer group median.
The Board also took into account management’s discussion with respect to the management fee and the fees of the Subadvisor, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor, and not the fund, would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the John Hancock Fund Complex, including the fund, which is discussed further below. The Board noted that the fund had benefitted from a fee waiver which was scheduled to expire on February 28, 2026.
The Board concluded that the advisory fees to be paid by the fund are reasonable in light of the nature, extent and quality of the services expected to be provided to the fund under the Advisory Agreement.
| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	32

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor’s relationship with the fund, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as
(f)	shareholders of the fund directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the fund and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(g)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(h)	noted that affiliates of the Advisor provide distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(i)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(j)	noted that the Advisor derives reputational and other indirect benefits from providing advisory services to the fund
(k)	noted that the subadvisory fee for the fund is paid by the Advisor; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Economies of scale. In considering the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor had waived expenses of the fund during the year and contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement);
(b)	reviewed the advisory fee structure for the fund and considered any economies of scale shared with the fund. The Board also took into account management’s discussion of the fund’s advisory fee structure, and total expenses
(c)	the Board also considered management’s discussion of the potential effect of the fund’s future growth in size on performance and fees; and
(d)	the Board also noted that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
33	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |

(1)	information relating to the Subadvisor’s business;
(2)	the performance of comparable funds, as applicable, managed by the fund’s Subadvisor;
(3)	the subadvisory fee for the fund, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the fund’s Advisor and Subadvisor.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received and reviewed information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as considered information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the fund, including regarding investment processes and organizational and staffing matters. The Board also noted that the fund’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor.
The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third- party provider of fund data, to the extent available. The
| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	34

Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other funds managed by the Advisor. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board took into account the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and may reasonably be expected to provide a high quality of investment management services to the fund;
(2)	the performance of the fund has generally been in line with or outperformed the fund’s benchmark index and peer group median, where appropriate;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
35	JOHN HANCOCK CQS MULTI ASSET CREDIT FUND |

More information
Trustees
Hassell H. McClellan, Chairperson*
Andrew G. Arnott†,1
William K. Bacic*,2
William H. Cunningham*,3
Kristie M. Feinberg†,4
Grace K. Fey*
Frances G. Rathke4
Officers
Kristie M. Feinberg5
President (Chief Executive Officer and Principal Executive Officer)
Fernando A. Silva
Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
CQS (US), LLC
Portfolio Managers
Craig Scordellis
James Fitzpatrick
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
SS&C GIDS, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
1 Mr. Arnott no longer serves as Trustee effective June 22, 2026.
2 Mr. Bacic serves as Trustee effective January 1, 2026.
3 Mr. Cunningham no longer serves as Trustee effective December 31, 2025.
4 Mses. Feinberg and Rathke serve as Trustees effective June 22, 2026.
5 Ms. Feinberg serves as President, Chief Executive Officer, and Principal Executive Officer effective September 22, 2025.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-6020.
The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.
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844-292-8018	Regular mail:	Express mail:
jhinvestments.com	John Hancock Alt P.O. Box 219285 Kansas City, MO 64121-9285	John Hancock Alts 801 Pennsylvania Ave Suite 219285 Kansas City, MO 64105-1307
| JOHN HANCOCK CQS MULTI ASSET CREDIT FUND	36

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John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-6020, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock CQS Multi Asset Credit Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5469467	JHMACSA 4/26
06/26

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Refer to information included in Item 1.

(b)Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT. Information included in Item 1, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Item is not applicable at this time.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)Item is not applicable at this time

(b)Item is not applicable at this time

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) Not applicable.

(b) Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock CQS Multi Asset Credit Fund

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	June 26, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	June 26, 2026